Environmental and legal matters	12 Months Ended
Dec. 31, 2010
Environmental and legal matters
Environmental and legal matters

21.       Environmental and legal matters

The company is regulated by federal, state and international environmental laws governing our use, transport and disposal of substances and control of emissions. In addition to governing our manufacturing and other operations, these laws often impact the development of our products, including, but not limited to, required compliance with air emissions standards applicable to internal combustion engines. Compliance with these existing laws has not had a material impact on our capital expenditures, earnings or global competitive position.

We are engaged in remedial activities at a number of locations, often with other companies, pursuant to federal and state laws.  When it is reasonably probable we will pay remedial costs at a site, and those costs can be reasonably estimated, the costs are charged against our earnings.  In formulating that estimate, we do not consider amounts expected to be recovered from insurance companies or others.  The amount recorded for environmental remediation is not material and is included in the line item Accrued expenses in Statement 2.

We cannot reasonably estimate costs at sites in the very early stages of remediation.  Currently, we have a few sites in the very early stages of remediation, and there is no more than a remote chance that a material amount for remedial activities at any individual site, or at all sites in the aggregate, will be required.

We have disclosed certain individual legal proceedings in this filing.  Additionally, we are involved in other unresolved legal actions that arise in the normal course of business.  The most prevalent of these unresolved actions involve disputes related to product design, manufacture and performance liability (including claimed asbestos and welding fumes exposure), contracts, employment issues, environmental matters or intellectual property rights.  The aggregate range of reasonably possible losses in excess of accrued liabilities, if any, associated with these unresolved legal actions is not material.  In some cases, we cannot reasonably estimate a range of loss because there is insufficient information regarding the matter.  However, there is no more than a remote chance that any liability arising from these matters would be material. Although it is not possible to predict with certainty the outcome of these unresolved legal actions, we believe that these actions will not individually or in the aggregate have a material adverse effect on our consolidated results of operations, financial position or liquidity.

On May 14, 2007, the U.S. Environmental Protection Agency (EPA) issued a Notice of Violation to Caterpillar Inc., alleging various violations of Clean Air Act Sections 203, 206 and 207.  EPA claims that Caterpillar violated such sections by shipping engines and catalytic converter after-treatment devices separately, introducing into commerce a number of uncertified and/or misbuilt engines, and failing to timely report emissions-related defects.  Caterpillar is currently engaged in negotiations with EPA and the U.S. Department of Justice to resolve these issues.  On July 9, 2010, the Department of Justice issued a penalty demand to Caterpillar seeking a civil penalty of $3.2 million and implementation of injunctive relief involving expanded use of certain technologies.  Caterpillar continues to cooperate with EPA and the Department of Justice and, while penalties will likely exceed $100,000, management does not believe that this issue will have a material adverse impact on our consolidated results of operations, financial position or liquidity.

On February 8, 2009, an incident at Caterpillar’s Joliet, Illinois facility resulted in the release of approximately 3,000 gallons of wastewater into the Des Plaines River.  In coordination with state and federal authorities, appropriate remediation measures have been taken.  On February 23, 2009, the Illinois Attorney General filed a Complaint in Will County Circuit Court containing seven counts of violations of state environmental laws and regulations.  Caterpillar recently settled this matter with the State of Illinois, resolving all allegations in the Complaint.  This settlement does not have a material adverse impact on our consolidated results of operations, financial position, or liquidity. In addition, on March 5, 2009, the EPA served Caterpillar with a Notice of Intent to file a Civil Administrative Action (notice), indicating the EPA’s intent to seek civil penalties for alleged violations of the Clean Water Act and Oil Pollution Act.  On January 25, 2010, the EPA issued a revised notice seeking civil penalties in the amount of $167,800, and Caterpillar responded to the revised notice and is engaged in follow up discussions with the EPA. At this time, we do not believe this remaining proceeding will have a material adverse impact on our consolidated results of operations, financial position or liquidity.

In May 2010, an incident at Caterpillar’s Gosselies, Belgium facility resulted in the release of wastewater into the Perupont River.  In coordination with local authorities, appropriate remediation measures have been taken.  In January 2011, Caterpillar learned that the public prosecutor for the Belgian administrative district of Charleroi had referred the matter to an examining magistrate of the civil court of Charleroi for further investigation.  Caterpillar is cooperating with the Belgian authorities on this investigation.  At this time, it is uncertain whether penalties will be assessed, and any penalties could potentially exceed $100,000.  Management does not believe this matter will have a material adverse impact on our consolidated results of operations, financial position or liquidity.